Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmental analysis
Assets	£ 692,673	£ 720,053	£ 781,992
Liabilities	655,485	683,557	740,189
Retail Banking
Segmental analysis
Assets	228,684	226,375	209,973
Liabilities	191,936	192,282	192,715
Private Banking
Segmental analysis
Assets	26,894	29,867	29,854
Liabilities	37,806	41,491	39,388
Commercial & Institutional
Segmental analysis
Assets	384,958	404,817	425,718
Liabilities	359,766	383,768	411,757
Central Items and other
Segmental analysis
Assets	52,137	58,994	116,447
Liabilities	£ 65,977	£ 66,016	£ 96,329